Income Taxes - Summary of Gross Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefits at the beginning of the year	$ 3,658	$ 4,508
Additions for tax positions of prior years	209
Reductions for tax positions of prior years		(850)
Unrecognized tax benefits at the end of the year	$ 3,867	$ 3,658